Stock Plans and Stock-Based Compensation - Schedule of Vested and Nonvested Stock Option Activity (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding, Vested	809,900	472,463
Weighted average exercise price, Vested	$ 6.81	$ 1.90
Options outstanding, Nonvested	1,074,525	1,349,259
Weighted average exercise price, Nonvested	$ 12.44	$ 10.87